WARRANT AND OPTION LIABILITY (Details Narrative)		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 25, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 $ / shares shares	Apr. 25, 2025 $ / shares shares	Sep. 30, 2024 $ / shares
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares								$ 0.12
Number of shares granted | shares					2,750,000
Gain on revaluation of option liability		$ 0		$ 0	$ 12,433	$ 0
Option Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Options expired date			Jan. 31, 2025
Outstanding option valuation							$ 12,433
Adjustment for outstanding options							$ 58,616
Option Liability [Member] | Athena In Carlton Precious Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares										$ 0.06
Options expired date			Jan. 31, 2025
Number of shares granted | shares			3,333,333
Options initial valuation			$ 71,049
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share warrants issued | shares								2,141,000	480,000
Exercise price | $ / shares								$ 0.12	$ 0.12
Options expired date	Apr. 25, 2026				Jun. 30, 2028
Fair value of warrants	$ 10,891				$ 52,145